UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.; Hauppauge, NY 11788

(Address of principal executive offices)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd.; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period:  9/30/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2007 (Unaudited)

	Shares		Value
		COMMON STOCKS - 98.6%
		AEROSPACE/DEFENSE - 1.1%
	23,100	Rockwell Collins, Inc.	$ 1,687,224

		AGRICULTURE - 0.5%
	16,300	UST, Inc.	808,480

		AIRLINES - 1.4%
	47,000	Continental Airlines, Inc. *	1,552,410
	12,700	Northwest Airlines Corp. *	226,060
	13,900	US Airways Group, Inc. *	364,875
			2,143,345
		APPAREL - 0.7%
	12,300	Phillips-Van Heusen	645,504
	4,400	Polo Ralph Lauren Corp.	342,100
			987,604
		AUTO PARTS & EQUIPMENT - 0.7%
	36,500	Goodyear Tire & Rubber Co. *	1,109,965

		BANKS - 2.9%
	7,900	Comerica, Inc.	405,112
	70,900	KeyCorp	2,292,197
	22,700	Northern Trust Corp.	1,504,329
	5,000	Webster Financial Corp.	210,600
			4,412,238
		BEVERAGES - 0.4%
	8,100	Brown-Forman Corp.	606,771

		BIOTECHNOLOGY - 0.8%
	14,600	Biogen Idec, Inc. *	968,418
	3,500	Invitrogen Corp. *	286,055
			1,254,473
		BUILDING MATERIALS - 0.3%
	10,700	Armstrong World Industries, Inc. *	434,313

Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)

	Shares		Value
		CHEMICALS - 4.7%
	18,600	Albemarle Corp.	$ 822,120
	57,300	Celanese Corp.	2,233,554
	9,900	Eastman Chemical Co.	660,627
	16,300	Lubrizol Corp.	1,060,478
	5,200	Mosaic Co. *	278,304
	31,100	Sherwin-Williams Co.	2,043,581
			7,098,664
		COMMERCIAL SERVICES - 3.0%
	38,300	Corrections Corp. of America *	1,002,311
	6,900	Hewitt Associates, Inc. *	241,845
	13,900	ITT Educational Services, Inc. *	1,691,491
	19,800	Manpower, Inc.	1,274,130
	10,600	RR Donnelley & Sons Co.	387,536
			4,597,313
		COMPUTERS - 2.3%
	27,700	Computer Sciences Corp. *	1,548,430
	3,400	DST Systems, Inc. *	291,754
	5,900	Lexmark International, Inc. *	245,027
	4,600	NCR Corp. *	229,080
	4,100	SanDisk Corp. *	225,910
	21,300	Synopsys, Inc. *	576,804
	13,700	Western Digital Corp. *	346,884
			3,463,889
		COSMETICS - 0.3%
	6,900	Avon Products, Inc.	258,957
	5,800	Estee Lauder Cos, Inc.	246,268
			505,225
		DISTRIBUTION - 1.6%
	46,700	Ingram Micro, Inc. *	915,787
	36,300	Tech Data Corp. *	1,456,356
			2,372,143

Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)

	Shares		Value
		DIVERSIFIED FINANCIAL SERVICES - 3.0%
	8,100	AG Edwards, Inc.	$ 678,375
	9,400	AmeriCredit Corp. *	165,252
	13,600	Bear Stearns Cos., Inc.	1,670,216
	17,600	CIT Group, Inc.	707,520
	17,400	Eaton Vance Corp.	695,304
	18,000	First Marblehead Corp.	682,740
			4,599,407
		ELECTRIC - 5.9%
	15,700	Alliant Energy Corp.	601,624
	25,700	CMS Energy Corp.	432,274
	28,900	Constellation Energy Group, Inc.	2,479,331
	22,600	Edison International	1,253,170
	35,600	MDU Resources Group, Inc.	991,104
	35,700	Mirant Corp. *	1,452,276
	28,400	Northeast Utilities	811,388
	13,400	OGE Energy Corp.	443,540
	20,300	Reliant Energy, Inc. *	519,680
			8,984,387
		ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
	4,600	Energizer Holdings, Inc. *	509,910

		ELECTRONICS - 1.6%
	13,400	Applera Corp. - Applied Biosystems Group	464,176
	23,600	Avnet, Inc. *	940,696
	16,200	Dolby Laboratories, Inc. *	564,084
	4,000	Mettler Toledo International, Inc. *	408,000
			2,376,956
		ENGINEERING & CONSTRUCTION - 2.2%
	9,100	Fluor Corp.	1,310,218
	6,500	Jacobs Engineering Group, Inc. *	491,270
	22,100	McDermott International, Inc. *	1,195,168
	6,300	URS Corp. *	355,635
			3,352,291
		ENTERTAINMENT - 1.3%
	12,300	DreamWorks Animation SKG, Inc *	411,066
	68,100	Regal Entertainment Group	1,494,795
			1,905,861
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)

	Shares		Value
		FOOD - 3.5%
	17,000	Campbell Soup Co.	$ 629,000
	34,300	ConAgra Foods, Inc.	896,259
	57,500	Kroger Co.	1,639,900
	88,700	Sara Lee Corp.	1,480,403
	38,800	Tyson Foods, Inc.	692,580
			5,338,142
		FOREST PRODUCTS & PAPER - 0.8%
	23,800	Rayonier, Inc.	1,143,352

		GAS - 2.0%
	23,200	Atmos Energy Corp.	657,024
	21,000	Energen Corp.	1,199,520
	19,800	Sempra Energy	1,150,776
			3,007,320
		HEALTHCARE - PRODUCTS - 2.4%
	15,900	Becton Dickinson & Co.	1,304,595
	13,400	Dentsply International, Inc.	557,976
	2,300	Intuitive Surgical, Inc. *	529,000
	14,500	Kinetic Concepts, Inc. *	816,060
	7,000	Techne Corp. *	441,560
			3,649,191
		HEALTHCARE - SERVICES - 2.7%
	22,700	Coventry Health Care, Inc. *	1,412,167
	18,700	Humana, Inc. *	1,306,756
	13,000	WellCare Health Plan, Inc. *	1,370,590
			4,089,513
		HOME BUILDERS - 0.3%
	1,100	NVR, Inc. *	517,275

Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)

	Shares		Value
		INSURANCE - 6.9%
	35,150	American Financial Group, Inc.	$ 1,002,478
	22,700	Arch Capital Group *	1,689,107
	4,400	Assurant, Inc.	235,400
	19,700	Cigna Corp.	1,049,813
	10,700	Everest Re Group Ltd.	1,179,568
	7,700	MGIC Investment Corp.	248,787
	21,000	PartnerRe Ltd.	1,658,790
	36,000	PMI Group, Inc.	1,177,200
	10,500	RenaissanceRe Holdings Ltd.	686,805
	24,200	Safeco Corp.	1,481,524
			10,409,472
		INTERNET - 1.3%
	11,543	Expedia, Inc. *	367,991
	17,000	HLTH Corp. *	240,890
	35,700	McAfee, Inc. *	1,244,859
	4,100	NutriSystem, Inc. *	192,249
			2,045,989
		IRON/STEEL - 1.3%
	16,300	AK Steel Holding Corp. *	716,385
	11,900	United States Steel Corp.	1,260,686
			1,977,071
		LODGING - 0.4%
	15,100	Choice Hotels International	568,817

		MACHINERY - 3.5%
	13,100	Terex Corp. *	1,166,162
	19,200	Cummins, Inc.	2,455,488
	20,400	Manitowoc Co., Inc.	903,312
	11,900	Rockwell Automation, Inc.	827,169
			5,352,131
		MEDIA - 1.8%
	12,400	Discovery Holdings *	357,740
	6,400	Liberty Media Corp. - Capital *	798,912
	81,200	New York Times Co.	1,604,512
			2,761,164
		METALS FABRICATE/HARDWARE - 0.3%
	15,100	Commercial Metals Co.	477,915
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)

	Shares		Value
		MINING - 0.6%
	7,300	Southern Copper Corp.	$ 903,959

		MISCELLANEOUS MANUFACTURING - 1.6%
	35,400	Eastman Kodak Co.	947,304
	7,900	SPX Corp.	731,224
	9,300	Teleflex, Inc.	724,656
			2,403,184
		OFFICE EQUIPMENT - 0.3%
	9,100	Pitney Bowes, Inc.	413,322

		OFFICE FURNSHINGS - 0.2%
	12,800	Steelcase, Inc.	230,144

		OIL & GAS - 3.7%
	25,900	ENSCO International, Inc.	1,452,990
	11,200	Frontier Oil Corp.	466,368
	10,600	Holly Corp.	634,198
	16,900	Murphy Oil Corp.	1,181,141
	11,800	Noble Energy Corp.	826,472
	5,100	Sunoco, Inc.	360,978
	15,700	Tesoro Corp.	722,514
			5,644,661
		OIL & GAS SERVICES- 1.3%
	5,300	Cameron International Corp. *	489,137
	19,200	Global Industries Ltd. *	494,592
	6,800	National Oilwell Varco, Inc. *	982,600
			1,966,329
		PACKAGING & CONTAINERS - 0.8%
	5,700	Owens-Illinois, Inc. *	236,265
	21,000	Packaging Corp. of America	610,470
	12,400	Pactiv Corp. *	355,384
			1,202,119

Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)

	Shares		Value
		PHARMACEUTICALS - 2.2%
	33,400	AmerisourceBergen Corp.	$ 1,514,022
	7,000	Express Scripts, Inc. *	390,740
	19,700	Forest Laboratories, Inc. *	734,613
	15,300	Herbalife Ltd.	695,538
			3,334,913
		REAL ESTATE - 0.6%
	30,800	CB Richard Ellis Group, Inc. *	857,472

		REITS - 3.6%
	4,100	Boston Properties, Inc.	425,990
	42,800	Douglas Emmett, Inc.	1,058,444
	8,700	General Growth Properties, Inc.	466,494
	36,000	Hospitality Properties Trust	1,463,400
	209,200	HRPT Properties Trust	2,068,988
			5,483,316
		RETAIL - 5.8%
	14,200	Autozone, Inc. *	1,649,188
	7,500	BJ's Wholesale Club, Inc. *	248,700
	9,900	Big Lots, Inc. *	295,416
	32,450	Brinker International, Inc.	890,428
	18,500	Darden Restaurants, Inc.	774,410
	53,300	Family Dollar Stores, Inc.	1,415,648
	7,000	Nordstrom, Inc.	328,230
	12,800	RadioShack Corp.	264,448
	10,100	Ross Stores, Inc.	258,964
	1	Sears Holdings Corp. *	127
	53,800	TJX Cos, Inc.	1,563,966
	34,500	Yum! Brands, Inc.	1,167,135
			8,856,660

Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)

	Shares		Value
		SEMICONDUCTOR - 3.7%
	49,700	Intersil Corp.	$ 1,661,471
	4,600	MEMC Electronic Materials, Inc. *	270,756
	18,200	National Semiconductor Corp.	493,584
	11,200	Novellus Systems, Inc. *	305,312
	63,150	Nvidia Corp. *	2,288,556
	6,300	Silicon Laboratories, Inc. *	263,088
	27,500	Teradyne, Inc. *	379,500
			5,662,267
		SOFTWARE - 2.1%
	47,200	BMC Software, Inc. *	1,474,056
	9,300	CA, Inc.	239,196
	1,600	Dun & Bradstreet Corp.	157,776
	3,900	Mastercard, Inc.	577,083
	67,600	Novell, Inc. *	516,464
	7,800	Total System Services, Inc.	216,684
			3,181,259
		TELECOMMUNICATIONS - 4.5%
	15,300	Avaya, Inc. *	259,488
	47,600	CenturyTel, Inc.	2,200,072
	15,700	CommScope, Inc. *	788,768
	4,600	Harris Corp.	265,834
	31,100	Juniper Networks, Inc. *	1,138,571
	4,100	NII Holdings, Inc. *	336,815
	21,500	Telephone & Data Systems, Inc.	1,435,125
	4,700	US Cellular Corp. *	461,963
			6,886,636
		TOYS/GAMES/HOBBIES - 2.1%
	69,500	Hasbro, Inc.	1,937,660
	11,700	Marvel Entertainment, Inc. *	274,248
	43,400	Mattel, Inc.	1,018,164
			3,230,072

Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)

	Shares		Value
		TRANSPORTATION - 3.3%
	12,300	CSX Corp.	$ 525,579
	45,200	Con-way, Inc.	2,079,200
	39,100	Tidewater, Inc.	2,457,044
			5,061,823

		TOTAL COMMON STOCKS (Cost $152,025,738)	149,865,947

		SHORT-TERM INVESTMENTS - 1.4%
	1,137,900	Janus Institutional Money Market (Cost $ 2,199,631)	2,199,631

		TOTAL INVESTMENTS - 100.0% (Cost $154,225,369) (a)	$ 152,065,578
		LIABILITIES LESS OTHER ASSETS - 0.0%	(58,296)
		NET ASSETS - 100.0%	$ 152,007,282

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 7,041,737
		Unrealized depreciation	(9,201,528)
		Net unrealized depreciation	$ (2,159,791)

*	Non-Income producing security.

Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2007 (Unaudited)

	Shares				Value
		COMMON STOCKS - 70.0%
		ADVERTISING - 1.0%
	7,500	Omnicom Group, Inc.			$ 360,675

		AEROSPACE/DEFENSE - 1.9%
	2,800	Lockheed Martin Corp.			303,772
	3,200	Northrop Grumman Corp.			249,600
	2,400	Raytheon Co.			153,168
					706,540
		AGRICULTURE - 0.7%
	4,010	Altria Group, Inc.			278,815

		AIRLINES - 0.6%
	6,100	Continental Airlines, Inc. *			201,483
	700	UAL Corp. *			32,571
					234,054
		APPAREL - 0.4%
	2,300	Nike, Inc.			134,918

		AUTO MANUFACTURERS - 0.2%
	1,800	General Motors Corp.			66,060

		AUTO PARTS & EQUIPMENT - 0.0%
	1	WABCO Holdings, Inc.			47

		BANKS - 3.0%
	15,300	Bank of America Corp.			769,131
	1,900	BB&T Corp.			76,741
	2,900	Keycorp			93,757
	600	SunTrust Banks, Inc.			45,402
	700	UnionBanCal Corp.			40,887
	800	Washington Mutual, Inc.			28,248
	2,000	Wells Fargo & Co.			71,240
					1,125,406
		BEVERAGES - 1.3%
	1,500	Coca-Cola Co.			86,205
	400	Molson Coors Brewing Co.			39,868
	4,760	PepsiCo, Inc.			348,718
					474,791
Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)

	Shares				Value
		BIOTECHNOLOGY - 0.9%
	4,200	Biogen Idec, Inc. *			$ 278,586
	500	Invitrogen Corp. *			40,865
					319,451
		BUILDING MATERIALS - 0.1%
	900	American Standard Cos., Inc.			32,058

		CHEMICALS - 1.8%
	7,800	Celanese Corp.			304,044
	700	Eastman Chemical Co.			46,711
	1,400	Lubrizol Corp.			91,084
	3,700	Sherwin-Williams Co.			243,127
					684,966
		COMMERCIAL SERVICES - 2.1%
	9,900	Accenture Ltd.			398,475
	600	ITT Educational Services, Inc. *			73,014
	1,000	Manpower, Inc.			64,350
	4,400	McKesson Corp.			258,676
					794,515
		COMPUTERS - 3.7%
	1,400	Apple, Inc. *			214,956
	2,200	Computer Sciences Corp. *			122,980
	3,000	Dell, Inc. *			82,800
	1,100	DST Systems, Inc. *			94,391
	9,588	Hewlett-Packard Co.			477,386
	3,300	International Business Machines Corp.			388,740
					1,381,253
		COSMETICS - 1.2%
	4,800	Avon Products, Inc.			180,144
	2,200	Colgate-Palmolive Co.			156,904
	1,000	Estee Lauder Cos, Inc.			42,460
	1,265	Procter & Gamble Co.			88,980
					468,488
		DISTRIBUTION - 0.8%
	3,600	Tech Data Corp. *			144,432
	1,800	WW Grainger, Inc.			164,142
					308,574

Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)

	Shares				Value
		DIVERSIFIED FINANCIAL SERVICES - 6.0%
	800	Bear Stearns Cos., Inc.			$ 98,248
	8,832	Citigroup, Inc.			412,189
	1,200	Countrywide Financial Corp.			22,812
	2,000	Discover Financial Services			41,600
	1,300	Freddie Mac			76,713
	1,300	Goldman Sachs Group, Inc.			281,762
	14,140	JPMorgan Chase & Co.			647,895
	5,800	Merrill Lynch & Co, Inc.			413,424
	4,300	Morgan Stanley			270,900
					2,265,543
		ELECTRIC - 2.5%
	2,200	CMS Energy Corp.			37,004
	4,100	Constellation Energy Group, Inc.			351,739
	5,600	Edison International			310,520
	4,200	Northeast Utilities			119,994
	3,700	Reliant Energy, Inc. *			94,720
	500	TXU Corp.			34,235
					948,212
		ELECTRICALCOMPONENTS & EQUIPMENT - 0.7%
	5,200	Emerson Electric Co.			276,744

		ELECTRONICS - 0.4%
	3,600	Avnet, Inc. *			143,496

		ENGINEERING & CONSTRUCTION - 0.2%
	200	Fluor Corp.			28,796
	800	McDermott International, Inc. *			43,264
					72,060
		ENTERTAINMENT - 0.3%
	4,300	Regal Entertainment Group			94,385

		FOOD - 2.2%
	5,800	ConAgra Foods, Inc.			151,554
	4,490	Kraft Foods, Inc.			154,950
	13,200	Kroger Co.			376,464
	9,400	Sara Lee Corp.			156,886
					839,854

Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)

	Shares				Value
		FOREST & PAPER PRODUCTS - 0.6%
	6,800	International Paper Co.			$ 243,916

		GAS - 0.3%
	2,000	Atmos Energy Corp.			56,640
	3,800	NiSource, Inc.			72,732
					129,372
		HEALTHCARE - PRODUCTS - 2.6%
	8,200	Baxter International, Inc.			461,496
	7,780	Johnson & Johnson			511,146
					972,642
		HEALTHCARE - SERVICES - 1.2%
	4,300	Aetna, Inc.			233,361
	1,500	Humana, Inc. *			104,820
	900	WellCare Health Plans, Inc. *			94,887
					433,068
		HOUSEHOLD PRODUCTS - 0.1%
	600	Kimberly-Clark Corp.			42,156

		INSURANCE - 3.8%
	5,700	Allstate Corp.			325,983
	2,100	Chubb Corp.			112,644
	3,500	Cigna Corp.			186,515
	400	Everest Re Group Ltd.			44,096
	1,700	Loews Corp.			82,195
	1,800	MGIC Investment Corp.			58,158
	1,900	PMI Group, Inc.			62,130
	2,400	Safeco Corp.			146,928
	8,600	Travelers Cos., Inc.			432,924
					1,451,573
		INTERNET - 0.7%
	1,100	Amazon.Com, Inc. *			102,465
	3,600	McAfee, Inc. *			125,532
	1,000	NutriSystem, Inc. *			46,890
					274,887
		IRON/STEEL - 0.6%
	2,000	AK Steel Holding Corp.			87,900
	1,400	United States Steel Corp.			148,316
					236,216
Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)

	Shares				Value
		MACHINERY - 1.3%
	2,800	Cummins, Inc.			$ 358,092
	600	Rockwell Automation, Inc.			41,706
	1,100	Terex Corp. *			97,922
					497,720
		MEDIA - 1.4%
	3,400	CBS Corp.			107,100
	2,550	McGraw-Hill Cos., Inc.			129,821
	2,500	News Corp.			54,975
	7,300	Walt Disney Co.			251,047
					542,943
		MINING - 0.4%
	535	Freeport-McMoRan Copper & Gold, Inc.			56,116
	700	Southern Copper Corp.			86,681
					142,797
		MISCELLANEOUS MANUFACTURING - 1.8%
	400	3M Co.			37,432
	3,800	Eastman Kodak Co.			101,688
	5,400	General Electric Co.			223,560
	3,500	Honeywell International, Inc.			208,145
	1,000	SPX Corp.			92,560
					663,385
		OIL & GAS - 5.8%
	2,800	Chevron Corp.			262,024
	2,400	ConocoPhillips			210,648
	1,000	Devon Energy Corp.			83,200
	800	ENSCO International, Inc.			44,880
	9,340	Exxon Mobil Corp.			864,511
	1,500	Holly Corp.			89,745
	3,700	Marathon Oil Corp.			210,974
	2,200	Murphy Oil Corp.			153,758
	1,300	Noble Energy, Inc.			91,052
	2,800	Valero Energy Corp.			188,104
					2,198,896
		OIL & GAS SERVICES- 0.7%
	4,000	Global Industries Ltd. *			103,040
	1,200	National Oilwell Varco, Inc. *			173,400
					276,440

Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)

	Shares				Value
		PHARMACEUTICALS - 2.1%
	2,700	AmerisourceBergen Corp.			$ 122,391
	700	Eli Lilly & Co.			39,851
	2,300	Forest Laboratories, Inc. *			85,767
	1,100	ImClone Systems, Inc. *			45,474
	1	Medco Health Solutions, Inc. *			90
	1,300	Merck & Co., Inc.			67,197
	18,040	Pfizer, Inc.			440,717
					801,487
		REAL ESTATE - 0.2%
	2,000	CB Richard Ellis Group, Inc. *			55,680

		REITS - 0.9%
	2,800	Hospitality Properties Trust			113,820
	6,200	HRPT Properties Trust			61,318
	1,000	Kimco Realty Corp.			45,210
	1,400	Prologis			92,890
	800	Weingarten Realty Investors			33,168
					346,406
		RETAIL - 3.5%
	1,000	Autozone, Inc. *			116,140
	2,000	Best Buy Co., Inc.			92,040
	3,500	Burger King Holdings			89,215
	2,900	Costco Wholesale Corp.			177,973
	3,400	Family Dollar Stores, Inc.			90,304
	5,800	McDonald's Corp.			315,926
	900	Nordstrom, Inc.			42,201
	5,900	RadioShack Corp.			121,894
	9,200	TJX Cos., Inc.			267,444
					1,313,137
		SEMICONDUCTOR - 1.4%
	8,300	Intel Corp.			214,638
	3,400	Intersil Corp.			113,662
	1,500	Nvidia Corp. *			54,360
	4,100	Texas Instruments, Inc.			150,019
					532,679

Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)

	Shares				Value
		SOFTWARE - 2.3%
	900	Automatic Data Processing, Inc.			$ 41,337
	5,000	BMC Software, Inc. *			156,150
	2,425	Broadridge Financial Solutions, Inc.			45,954
	300	Mastercard, Inc.			44,391
	19,640	Microsoft Corp.			578,594
					866,426
		TELECOMMUNICATIONS - 4.1%
	15,322	AT&T, Inc.			648,274
	1,600	CenturyTel, Inc.			73,952
	13,470	Cisco Systems, Inc. *			445,992
	1,600	CommScope, Inc. *			80,384
	2,800	Juniper Networks, Inc. *			102,508
	800	Telephone & Data Systems, Inc.			53,400
	3,300	Verizon Communications, Inc.			146,124
					1,550,634
		TOYS/GAMES/HOBBIES - 0.4%
	2,800	Hasbro, Inc.			78,064
	3,400	Mattel, Inc.			79,764
					157,828
		TRANSPORTATION - 1.8%
	5,900	Con-way, Inc.			271,400
	6,000	Tidewater, Inc.			377,040
	1,200	YRC Worldwide, Inc. *			32,784
					681,224

		TOTAL COMMON STOCKS (Cost $26,154,920)			26,422,417

	Par Value	BONDS & NOTES - 29.9%	Coupon Rate (%)	Maturity
		AEROSPACE/DEFENSE - 0.2%
	$ 80,000	Lockheed Martin Corp.	7.650	5/1/16	89,035

		BANKS - 1.2%
	100,000	Bank of America Corp.	5.625	10/14/16	99,813
	100,000	US Bank NA/Cincinnati OH	4.950	10/30/14	96,652
	125,000	Wachovia Corp.	5.300	10/15/11	125,452
	125,000	Wells Fargo & Co.	4.200	1/15/10	122,956
					444,873
Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)

	Par Value		Coupon Rate (%)	Maturity	Value
		COMMERCIAL MORTGAGE BACKED SECURITIES - 1.3%
	$ 231,156	Bear Stearns Commercial Mortgage Securities	4.000	3/13/40	$ 226,117
	275,825	Ge Capital Commercial Mortgage Corp.	4.970	8/11/36	276,536
					502,653
		COMPUTERS - 0.3%
	125,000	International Business Machines Corp.	4.750	11/29/12	122,222

		DIVERSIFIED FINANCIAL SERVICES - 0.9%
	125,000	Citigroup, Inc.	6.500	1/18/11	130,462
	125,000	General Electric Capital Corp.	5.875	2/15/12	129,135
	90,000	JPMorgan Chase & Co.	4.750	3/1/15	84,586
					344,183
		ELECTRIC - 0.6%
	110,000	Consolidated Edison Co. of New York, Inc.	5.375	12/15/15	108,170
	100,000	Florida Power & Light Co.	4.850	2/1/13	97,370
					205,540
		INSURANCE - 1.2%
	125,000	Allstate Corp.	7.200	12/1/09	130,357
	50,000	American International Group, Inc.	6.250	5/1/36	50,956
	135,000	Berkshire Hathaway Finance Corp.	4.850	1/15/15	131,288
	125,000	Travelers Cos., Inc.	5.375	6/15/12	123,635
					436,236
		MEDIA - 0.3%
	100,000	Walt Disney Co.	6.375	3/1/12	104,766

		PHARMACEUTICALS - 0.2%
	90,000	Merck & Co., Inc.	4.750	3/1/15	86,418

		RETAIL - 0.1%
	55,000	Wal-Mart Stores, Inc.	5.250	9/1/35	48,164

		US GOVERNMENT - 5.8%
	170,000	United States Treasury Note	4.250	8/15/15	167,216
	1,205,000	United States Treasury Note	4.625	11/15/16	1,211,025
	707,000	United States Treasury Note	6.250	8/15/23	809,974
					2,188,215

Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)

	Par Value		Coupon Rate (%)	Maturity	Value
		US GOVERNMENT AGENCIES - 1.6%
	$ 345,000	Federal Home Loan Bank System	4.500	9/16/13	$ 340,325
	275,000	Federal Home Loan Mortgage Corp.	4.500	1/15/14	270,861
					611,186
		US GOVERNMENT AGENCIES - MORTGAGE BACKED - 15.9%
	403,736	Federal National Mortgage Association	4.000	5/1/14-2/1/22	389,335
	744,875	Federal National Mortgage Association	4.500	10/1/20-5/1/37	711,884
	1,424,759	Federal National Mortgage Association	5.000	6/1/22-6/1/37	1,375,756
	1,412,363	Federal National Mortgage Association	5.500	2/1/12-2/1/37	1,391,484
	855,438	Federal National Mortgage Association	6.000	4/1/37-5/1/37	856,641
	450,188	Federal National Mortgage Association	6.500	12/1/36-2/1/37	458,163
	2,916	Federal National Mortgage Association	7.000	6/1/29	3,011
	232,784	Federal National Mortgage Association Reference REMIC	4.375	4/15/15	228,837
	182,178	Federal National Mortgage Association Reference REMIC	5.875	5/15/16	183,687
	82,347	Federal National Mortgage Association REMICS	5.000	12/15/23	82,456
	39,954	Federal Home Loan Mortgage Corp.	5.000	5/1/34	38,287
	120,559	Federal Home Loan Mortgage Corp.	5.500	9/1/36	118,468
	105,934	Federal Home Loan Mortgage Corp.	6.000	9/1/36	106,314
	33,840	Federal Home Loan Mortgage Corp.	6.500	10/1/36	34,491
	2,481	Government National Mortgage Association	6.500	12/15/28	2,535
					5,981,349
		TELECOMMUNICATIONS - 0.3%
	100,000	Bellsouth Capital Funding Corp.	7.750	2/15/10	105,912

		TOTAL NOTES & BONDS (Cost $11,264,652)			11,270,752
	Shares
		SHORT-TERM INVESTMENTS - 0.6%
	233,081	Janus Institutional Money Market (Cost $ 233,081)			233,081

		TOTAL INVESTMENTS - 100.5% (Cost $37,652,653) (a)			$ 37,926,250
		LIABILITIES LESS OTHER ASSETS - (0.5%)			(180,083)
		NET ASSETS - 100.0%			$ 37,746,167

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation			$ 1,543,600
		Unrealized depreciation			(1,270,003)
		Net unrealized apperciation			$ 273,597

*	Non-Income producing security.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Jefferson National Portfolios

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/28/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/28/07

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

11/28/07